Long-Term Debt, net - Consolidated statement of financial position (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Total Borrowings	$ 37,504	$ 44,325
Total Borrowings - Current Portion	(6,044)	(6,803)
Total Borrowings - Long-Term Portion	31,460	37,522
Loan Balance [member]
Disclosure of detailed information about borrowings [line items]
Total Borrowings	37,451	44,375
Loan Balance - Current Portion	(5,743)	(6,500)
Loan Balance - Long-Term Portion	31,708	37,875
Unamortized Debt Discount [member]
Disclosure of detailed information about borrowings [line items]
Unamortized Debt Discount	(408)	(541)
Unamortized Debt Discount- Current Portion	160	188
Unamortized Debt Discount - Long-Term Portion	(248)	(353)
Accrued Interest [member]
Disclosure of detailed information about borrowings [line items]
Accrued Interest	461	491
Accrued Interest - Current Portion	(461)	(491)
Accrued Interest - Long-Term Portion	0	$ 0
Devocean Maritime LTD., Domina Maritime LTD., Dulac Maritime S.A., Artful Shipholding S.A., Longevity Maritime Limited, Serena Maritime Limited and Salaminia Maritime Limited [member]
Disclosure of detailed information about borrowings [line items]
Total Borrowings	37,451
Unamortized Debt Discount	(408)
Accrued Interest	461
Total Borrowings	$ 37,504